AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2013.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 128	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 129	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on January 22, 2014 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 128 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 22, 2014 as the new effective date for Post-Effective Amendment No. 27 to the Trust’s Registration Statement, which was filed on January 13, 2012 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 31, 35, 37, 40, 41, 46, 50, 55, 63, 70, 75, 79, 84, 89, 100, 104, 108, 113, 116, 121 and 124 to the Trust’s Registration Statement filed on March 26, 2012, April 24, 2012, May 23, 2012, June 21, 2012, July 20, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013 and November 26, 2013, respectively.  This Amendment relates solely to PowerShares Commodity Rotation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 27 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 89 to the Trust’s Registration Statement, which was filed on April 3, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 23rd day of December, 2013.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	December 23, 2013
Andrew Schlossberg

/s/ Steven M. Hill		Treasurer	December 23, 2013
Steven M. Hill

/s/ Anna Paglia		Secretary	December 23, 2013
Anna Paglia

*/s/ Ronn R. Bagge		Trustee	December 23, 2013
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	December 23, 2013
Todd J. Barre

*/s/ Kevin M. Carome		Trustee	December 23, 2013
Kevin M. Carome

*/s/ Marc M. Kole		Trustee	December 23, 2013
Marc M. Kole

*/s/ Yung Bong Lim		Trustee	December 23, 2013
Yung Bong Lim

*/s/ Philip M. Nussbaum		Trustee	December 23, 2013
Philip M. Nussbaum

*/s/ Gary R. Wicker		Trustee	December 23, 2013
Gary R. Wicker

*/s/ Donald H. Wilson		Chairman and Trustee	December 23, 2013
Donald H. Wilson

*By:	/s/ Anna Paglia		December 23, 2013
Anna Paglia
Attorney-In-Fact

*                                         Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.